FAIR VALUE MEASUREMENT	12 Months Ended
Sep. 30, 2011
FAIR VALUE MEASUREMENT

11. FAIR VALUE MEASUREMENT

The Group’s financial instruments consist of cash equivalents, term deposits, restricted cash, accounts receivable, other current assets, and other liabilities. The carrying amounts of these instruments approximate their fair values due to their short-term maturity.

The Group reviews goodwill for impairment annually or more frequently if events or changes in circumstances indicate the possibility of impairment. For the continuing operations, other intangible assets, purchased call options and other long-lived assets are measured at fair value on a nonrecurring basis when there is an indicator of impairment, and they are recorded at fair value only when impairment is recognized. For discontinued operations, such long-lived assets are measured at the lower of carrying amount or fair value less cost to sell.

These assets, as presented below are considered Level 3 assets because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets.

Zhengbao Yucai	Purchased call options (acquisition of 30% interest in Zhengbao Yucai)
US$

Balance as of September 30, 2009	1,222
Impairment during the year	(162)
Foreign currency adjustment	23

Balance as of September 30, 2010	1,083
Impairment during the year	(1,115)
Foreign currency adjustment	32

Balance as of September 30, 2011	—

Based on an impairment test performed as of September 30, 2010, the purchased call options to acquire 40% equity interest in Zhengbao Yucai were impaired by US$162. As of September 30, 2011, the purchased call options acquired with the acquisitions of Zhengbao Yucai were written down to zero, because the Group acquired the additional 40% equity interest of Zhengbao Yucai in 2011 with no consideration. (See note 3)

Champion Xinlixiang-Gaokao Retake business	Goodwill		Property plant and equipment		Non-compete agreement		Purchased call options (acquisition of 40% interest in Champion Xinlixiang)
	US$		US$		US$		US$

Balance as of September 30, 2009	2,144		—		651		670
Addition during the year	—		725		—		—
Amortization during the year	—		(17)		(34)		—
Impairment during the year	(1,407	) (1)	—		(274	) (2)	(477	) (4)
Foreign currency adjustment	27		14		—		7

Balance as of September 30, 2010	764		722		343		200
Addition during the year	—		1,110		—		—
Amortization during the year	—		(140)		(25)		—
Impairment during the year	(758	) (1)	(973	) (3)	(332	) (3)	(201	) (4)
Foreign currency adjustment	(6)		55		13		1

Balance as of September 30, 2010	—		774		—		—

(1)	The Group used the discounted cash flow (“DCF’) method of the income approach to assess the fair value of each reporting unit. The discounted cash flow for each reporting unit was projected based on financial forecast developed by management for planning purposes. Cash flows beyond the forecast periods were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends for each reporting unit. Publicly available information regarding the market capitalization of the Group was also considered in assessing the reasonableness of the aggregate fair value of all the reporting units estimated using the income approach valuation methodology. Based on the goodwill impairment test as of September 30, 2010 and 2011, an impairment loss of US$1,407 and US$758 was recorded for Gaokao retake business.
(2)	Measured at lower of carrying amount or fair value, the non-compete agreement was impaired by US$274 during the year ended September 30, 2010.
(3)	Measured at the lower of carrying amount or fair value less cost to sell, the property plant, equipment and non-compete agreement were impaired by US$973 and US$332 during the year ended September 30, 2011, respectively.
(4)	The purchased call options acquired with the acquisitions of Champion Xinlixiang were re-measured using binomial model at September 30, 2010, and the option to purchase additional equity interest in Champion Xinlixiang was impaired by US$477. As of September 30, 2011, such purchased call option was fully impaired because the Group acquired the 40% equity interest for no consideration on October 1, 2010. (See Note 3)